PROVISIONS	12 Months Ended
Dec. 31, 2020
PROVISIONS
PROVISIONS

14.           PROVISIONS

	Reclamation and
	remediation
	obligations (i)	Other	Total
Balance at January 1, 2020	$866.1	$30.4	$896.5
Additions	45.0	8.6	53.6
Reductions	(5.0)	(10.2)	(15.2)
Reclamation spending	(39.6)	—	(39.6)
Accretion	23.0	—	23.0
Reclamation expense	6.6	—	6.6
Balance at December 31, 2020	$896.1	$28.8	$924.9

Current portion	58.7	5.1	63.8
Non-current portion	837.4	23.7	861.1
	$896.1	$28.8	$924.9

(i)	Reclamation and remediation obligations

The Company conducts its operations so as to protect the public health and the environment, and to comply with all applicable laws and regulations governing protection of the environment. Reclamation and remediation obligations arise throughout the life of each mine. The Company estimates future reclamation costs based on the level of current mining activity and estimates of costs required to fulfill the Company’s future obligations. The above table details the items that affect the reclamation and remediation obligations.

Included in other operating expense for the year ended December 31, 2020 is a $6.6 million expense (year ended December 31, 2019 - $11.9 million recovery) reflecting revised estimated fair values of costs that support the reclamation and remediation obligations for properties that have been closed or are nearing the end of their operating life. The majority of the expenditures are expected to occur between 2021 and 2044. The discount rates used in estimating the site restoration cost obligation were between 0.4% and 13.3% for the year ended December 31, 2020 (year ended December 31, 2019 - 1.7% and 14.7%), and the inflation rates used were between 2.1% and 4.0% for the year ended December 31, 2020 (year ended December 31, 2019 - 2.2% and 4.0%).

Regulatory authorities in certain jurisdictions require that security be provided to cover the estimated reclamation and remediation obligations. As at December 31, 2020, letters of credit totaling $379.9 million (December 31, 2019 - $391.9 million) had been issued to various regulatory agencies to satisfy financial assurance requirements for this purpose. The letters of credit were issued against the Company’s Letter of Credit guarantee facility with EDC, the revolving credit facility, and pursuant to arrangements with certain international banks. The Company is in compliance with all applicable requirements under these facilities. As at December 31, 2020, $289.3 million (December 31, 2019 - $275.7 million) of surety bonds were outstanding as security over reclamation and remediation obligations with respect to Kinross’ assets in the United States. The surety bonds were issued pursuant to arrangements with international insurance companies.